GREEN CENTURY FUNDS

Green Century Equity Fund Individual Investor Class: GCEQX

Green Century Equity Fund Institutional Class: GCEUX

Green Century MSCI International Index Fund Individual Investor Class: GCINX

Green Century MSCI International Index Fund Institutional Class: GCIFX

Supplement dated October 18, 2024 to the Prospectus and Statement of Additional Information (“SAI”) Dated November 28, 2023

Green Century Equity Fund Summary Section

Effective September 24 2024, the following replaces the corresponding information under the heading “Management – Portfolio Manager” in the section titled “Green Century Equity Fund Summary Section:”

Portfolio Managers: Christopher J. Jaeger, Senior Vice President and Senior Portfolio Manager of Northern Trust Investments, Inc. (NTI) and Keith Carroll, Vice President and Senior Portfolio Manager of NTI.

Management of Green Century Equity Fund

Effective September 24 2024, the following replaces the corresponding information under the heading “Investment Subadviser” in the section titled “Management of the Green Century Funds – The Green Century Equity Fund:”

The Portfolio Managers of the Equity Fund are Christopher J. Jaeger and Keith Carroll. They are jointly and primarily responsible for the day-to-day investment management of the Fund.

Christopher J. Jaeger is a Senior Vice President and Senior Portfolio Manager of NTI. He is responsible for managing equity index portfolios for large institutional clients, sub-advisory clients, and commingled funds. Keith Carroll is a Vice President and Senior Portfolio Manager of NTI. He is responsible for managing equity index portfolios for large institutional clients, sub-advisory clients, and commingled funds.

The Statement of Additional Information contains additional information about Mr. Jaeger and Mr. Carroll, their compensation, other accounts they manage, and their ownership of shares of the Equity Fund.

Green Century MSCI International Index Fund Summary Section

Effective September 24 2024, the following replaces the corresponding information under the heading “Management – Portfolio Managers” in the section titled “Green Century MSCI International Index Fund Summary Section:”

Portfolio Managers: Steven Santiccioli, Vice President and Senior Portfolio Manager of NTI, and Brendan Sullivan, Vice President and Senior Portfolio Manager of NTI.

Management of Green Century MSCI International Index Fund

Effective September 24 2024, the following replaces the corresponding information under the heading “Investment Subadviser” in the section titled “Management of the Green Century Funds – The Green Century International Index Fund:”

The Portfolio Managers of the International Index Fund are Steven Santiccioli, Vice President and Senior Portfolio Manager, and Brendan Sullivan, Vice President and Senior Portfolio Manager at NTI. They are jointly and primarily responsible for the day-to-day investment management of the Fund.

Mr. Santiccioli has been employed as a portfolio manager with NTI since 2003. Mr. Sullivan has been employed as a portfolio manager with NTI since 2012. Mr. Santiccioli has been a portfolio manager of the International Index Fund since 2016. The Statement of Additional Information contains additional information about Mr. Santiccioli and Mr. Sullivan, their compensation, other accounts they manage, and their ownership of shares of the International Index Fund.

Effective September 24, 2024, the information under the Investment Advisers, Equity Fund Subadviser Section heading on page 52 of the SAI with the following information:

Christopher J. Jaeger and Keith Carroll (together, the “Portfolio Managers”) are the portfolio manager team primarily responsible for the day-to-day investment management of the Equity Fund. The following information regarding the Portfolio Managers, the other accounts that they manage, their compensation, and potential conflicts of interest, has been provided by NTI.

Christopher J. Jaeger is a Senior Vice President and Senior Portfolio Manager of NTI. He is responsible for managing equity index portfolios for large institutional clients, sub-advisory clients, and commingled funds. Prior to his current role, Mr. Jaeger spent time in the Northern Trust GOLD Development Training Program with rotations in equity research, fixed income trading, client servicing in London, and the personal investment management group. Mr. Jaeger spent three years in the NTI New York office after assisting with the integration of the acquired Deutsche Asset Management index team. He holds a BBA from the University of Iowa and an MBA from the Northwestern University Kellogg School of Management.

Keith Carroll is a Vice President and Senior Portfolio Manager of NTI. He is responsible for managing equity index portfolios for large institutional clients, sub-advisory clients, and commingled funds. Mr. Carroll started his career at Dow Jones in 1995, where he helped create the Dow Jones Indexes business. He was the head of Index Development from 1999 to 2006. He began working as an index analyst and trader for Wachovia’s program trading desk in 2006. Mr. Carroll joined the domestic portfolio management team at Northern Trust in 2007. He received his BS from the College of New Jersey.

Information Concerning Accounts Managed by the Portfolio Managers – As of September 24, 2024 Mr. Jaeger served as the Portfolio Manager for 9 other registered investment companies with total assets of $24.2 billion. As of September 24, 2024, Mr. Jaeger managed 20 pooled investment vehicles and other accounts with combined total assets of $57.1 billion.

As of September 24, 2024 Mr. Carroll served as the Portfolio Manager for 3 other registered investment companies with total assets of $2.0 billion. As of September 24, 2024, Mr. Carroll managed 23 pooled investment vehicles and other accounts with combined total assets of $44.7 billion.

Portfolio Manager Ownership in the Fund – As of September 24, 2024, Mr. Jaeger and Mr. Carroll did not own any shares of the Equity Fund

Effective September 24, 2024, the information under the Investment Advisers, International Index Fund Subadviser Section heading on page 55 of the SAI with the following information:

Steven Santiccioli and Brendan Sullivan (together, the “Portfolio Managers”) are the portfolio manager team primarily responsible for the day-to-day investment management of the International Index Fund. The following information regarding the Portfolio Managers, the other accounts that they manage, their compensation, and potential conflicts of interest, has been provided by NTI.

Mr. Santiccioli has been manager of the Fund since the Fund’s inception on September 30, 2016. He is a Vice President and a Senior Portfolio Manager at NTI, where he is responsible for the management of overlay and international equity index portfolios. He joined Deutsche Bank in 1993, formerly serving as head of accounting group for international index portfolios. Mr. Santiccioli moved to portfolio management in 1997 and came to Northern Trust in 2003 with the acquisition of the index business from Deutsche Bank. He holds a BA from Bucknell University and an MBA from Fordham University.

Mr. Sullivan is a Vice President and Senior Portfolio Manager in NTI. He is responsible for managing equity index portfolios for large institutional clients, sub-advisory clients, and commingled funds. Mr. Sullivan joined Northern Trust as an index portfolio manager in 2012. Previously, Mr. Sullivan was an Index Strategist at RBC Capital Markets, where he produced research and advised clients on implementing strategies around index events. He began his career at Goldman Sachs Asset Management as an Assistant Portfolio Manager and was responsible for managing money market portfolios. He also worked at JPMorgan in credit sales, covering institutional clients in the investment grade space. Mr. Sullivan holds a BA from Boston College and an MBA from the University of Chicago Booth School of Business. Mr. Sullivan is a CFA Charterholder.

Information Concerning Accounts Managed by the Portfolio Managers – As of September 24, 2024 Mr. Santiccioli served as the Portfolio Manager for 8 other registered investment companies with total assets of $4.4 billion. As of September 24, 2024, Mr. Santiccioli managed 7 pooled investment vehicles and other accounts with combined total assets of $14.1 billion.

As of September 24, 2024 Mr. Sullivan served as the Portfolio Manager for 20 other registered investment companies with total assets of $19.9 billion. As of September 24, 2024, Mr. Sullivan managed 6 pooled investment vehicles and other accounts with combined total assets of $26.1 billion.

Portfolio Manager Ownership in the Fund – As of September 24, 2024, Mr. Santiccioli and Mr. Sullivan did not own any shares of the International Index Fund

Please retain this supplement for future reference.